Non-operating income (Tables)	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Three months ended March 31,
(in KUSD)	Note	2022	2021
Convertible loans, derivatives, change in fair value income	14	15,855	21,169
Share of results with joint venture	12	(2,502)	(527)
Exchange differences gain		81	394
R&D tax credit		8	194
Non-operating income		13,442	21,230